ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of June 30, 2023 and March 31, 2023 consisted of the following:

	As of June 30, 2023	As of March 31, 2023
Taxes payable	3,821	3,823
Other payables and current liabilities	7,039	8,588
Total accrued expenses and other current liabilities	$10,860	$12,411

Accrued expenses and other current liabilities as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023	2022
		As Restated
Taxes payable	3,823	2,657
Other payables and current liabilities	8,588	5,396
Total accrued expenses and other current liabilities	$12,411	$8,053